Business and summary of significant accounting policies (Nature of business) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Little West 12th [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	61.22%	61.22%
One LA [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	78.47%	78.47%
Bridge [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	77.00%	77.00%
WSATOG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	60.00%	60.00%
Purchase price for additional interest in WSATOG	$ 1,800,000
Additional interest purchased in WSATOG	40.00%
WSATOG [Member] | Miami Services and STK Miami [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%
Basement Manager [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	63.40%	55.00%
JEC II [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	96.14%	96.14%
One Marks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	95.09%	95.09%
One 29 Park [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	10.00%	10.00%
Midtown Holdings [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%	73.00%
Purchase price for additional interest in WSATOG	$ 3,834,000
Additional interest purchased in WSATOG	27.00%
Midtown Holdings [Member] | STK Midtown and STKout Midtown [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%
Asellina Marks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	50.00%	50.00%
TOG UK [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%	50.01%
TOG UK [Member] | TOG Aldwych and CA Aldwych [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%
Hip Hospitality UK [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%	70.00%
BBCLV [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	86.06%	78.60%
STK DC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	93.50%	100.00%